Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, issued	30,000,000	30,000,000	0
Common stock subject to possible redemption, outstanding	30,000,000	30,000,000	0
Common stock subject to possible redemption per share (in Dollars per share)	$ 10	$ 10	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000	160,000,000
Common stock, shares issued	700,000	700,000
Common stock, shares outstanding	700,000	700,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	7,500,000	7,500,000	8,625,000
Common stock, shares outstanding	7,500,000	7,500,000	8,625,000